REVENUE INFORMATION - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability [Abstract]
Revenue recognised that was included in the contract liabilities balance at the beginning of the year	¥ 74,907	¥ 81,807	¥ 84,100